Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) (10K) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Deferred tax assets, Net operating losses	$ 8,674,000	$ 6,507,000
Deferred tax assets, Patents	79,000	175,000
Deferred tax assets, Accrued expenses	48,000	60,000
Deferred tax assets, R&D credits	391,000	137,000
Deferred tax assets, Warrants	9,013,000	2,675,000
Total	18,205,000	9,554,000
Less: Valuation allowance	(18,205,000)	(9,554,000)
Deferred tax assets